Debt, Fixed Rate Debt (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Long term debt
Debt issuance cost	$ 16,300,000
Obligation on capital leases	4,756,000	4,336,000
Total long-term debt	878,950,000	880,447,000
Less: Current portion of long-term debt	92,000	127,000
Total long-term debt excluding current portion	878,858,000	880,320,000
6.95% Senior Notes
Long term debt
Interest rate on debt	6.95%
Date of debt issuance	May 09, 2011
Maturity date of debt issued	May 15, 2060
Call date of debt issued	May 15, 2016
Long term debt	342,000,000	342,000,000
6.7% Senior Notes
Long term debt
Interest rate on debt	6.70%
Maturity date of debt issued	Dec. 15, 2033
Call date of debt issued	Dec. 31, 2003
Long term debt, face value	544,000,000	544,000,000
Unamortized discount	(11,806,000)	(9,889,000)
Long term debt	$ 532,194,000	$ 534,111,000
6.7% Senior Notes | Minimum
Long term debt
Date of debt issuance	Dec. 15, 2003
6.7% Senior Notes | Maximum
Long term debt
Date of debt issuance	Jun. 15, 2004